Legal Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Legal Information
1.	LEGAL INFORMATION

Loma Negra Compañía Industrial Argentina S.A. (hereinafter “Loma Negra”, the “Company” or “the Group”) is a stock company organized according to Argentine Law.

Legal address

The address of its registered office is Boulevard Cecilia Grierson 355 – 4th Floor, Ciudad Autónoma de Buenos Aires, Argentina.

Fiscal year number:

Fiscal year number 94, which began on January 1, 2018.

Principal business of the Company:

The main activity of the Company is the manufacturing and marketing of cement and its by-products, and also the exploration of mineral resources that are used in the production process.

The Company has 9 factories in Argentina, in the provinces of Buenos Aires, Neuquén, San Juan and Catamarca. It also has 20 concrete plants.

In addition, the Company, through its subsidiary Cofesur S.A.U., has a controlling interest in Ferrosur Roca S.A., a company operating the rail freight network of the Roca Railroad under a concession granted by the Argentine government in 1993 for a period of 30 years, which allows access from several of Loma Negra’s cement production plants to the rail network. On March 8, 2018 and with the due approval of its majority shareholder (Cofesur S.A.U.), Ferrosur Roca S.A. requested the Enforcement Authority an extension of the concession for an additional term of 10 years, pursuant to the provisions in the Bidding Terms and Conditions and the Concession Agreement.

The Company also owns Recycomb S.A.U., a corporation engaged in the treatment and recycling of industrial waste intended to be used as fuel or raw material, and Yguazú Cementos S.A., a company organized in the Republic of Paraguay dedicated to the manufacture and marketing of cement.

Date of registration in the Public Registry of Commerce and General Inspection of Justice

Inscription of the bylaws: August 5th, 1926 under No 38, Book 46 of Companies.

Last amendment registered to the bylaws: August 29th, 2017, under No 17557 Book 85 of Companies by shares.

Correlative Number of Registration with the Inspección General de Justicia: 1,914,357.

Tax identification number (CUIT): 30-50053085-1.

Date of expiration: July 3rd, 2116.

The Company was founded in 1926 and on August 5, 1926 it was registered as a “sociedad anónima” (stock company according to Argentine Law), originally under the name “Compañía Argentina Ganadera Agrícola Comercial e Industrial S.A.” being registered with the Public Registry of Commerce of Azul, Province of Buenos Aires, under the Number 38, Folio 46. On August 25, 1927, the Company adopted its current name and on August 27, 1984, the Company was also registered with the General Office of Legal Entities of the Province of Buenos Aires under the Number 747. The Company´s date of expiration is July 3, 2116. The Ordinary and Extraordinary General Assembly of July 3, 2017 resolved: i) to transfer the legal address of the Company from Cuartel No. VIII Loma Negra, Olavarría, Province of Buenos Aires to Reconquista 1088 - 7th floor, City of Buenos Aires, place where the central administration office was located, ii) extend the period of duration of the Company expiring accordingly on July 3, 2116, iii) update the corporate purpose that according to Article 4 of its bylaws, includes the execution of commercial, industrial, real estate and financial activities, being also authorized to mining activities and construction industry as well as being the concessionaire of transportation concessions and public services, iv) replacing the nominative shares by book entry and its reduction of nominal value, v) update and adapt the operation of the administration to the public offering regime, vi) creation of the auditing committee, vii) updating and adaptation of the Supervisory Committee, viii) updating and adaptation of the functioning of the governing body to the public offering regime and other updates. On August 29, 2017, said modifications were registered in the General Inspection of Justice (“I.G.J.”) under Number 17557 of book 85, volume - of companies by shares. The correlative number of I.G.J. of the Company is 1,914,357.

Parent company

As of December 31, 2017, the parent company was Loma Negra Holding GmbH, with 51.0437% of the Company’s shares and votes.

On October 25, 2018, Loma Negra Holding GmbH transferred all of all its shares in Loma Negra C.I.A.S.A. in favor of its 100% direct parent company, Cauê Austria Holding GmbH. The ultimate parent company is MOVER Participações S.A.

Capital structure:

The subscribed for and paid in capital amounts to $ 59,602,649, represented by 596,026,490 book-entry common shares with a nominal value of $ 0.10 each, and each entitling to one vote.